Operating Segements (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2,367	$ 7,468
Net loss	(10,618,809)	(8,443,315)	(5,916,017)
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,367	7,468
Net loss	(1,693,916)	(195,308)
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net loss	(2,585)	(36)
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net loss	$ (8,922,308)	$ (8,247,971)	$ (5,916,017)